Statements of Operations - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development	$ 38,074	$ 19,540	$ 121,199	$ 73,107
General and administrative	5,334	2,339	24,620	7,756
Total operating expenses	43,408	21,879	145,819	80,863
Operating Income (Loss), Total	(43,408)	(21,879)	(145,819)	(80,863)
Other income (expense), net:
Interest income	4,424	2,133	11,343	6,377
Income from transition services agreements	182	59	1,192	775
Change in fair value of participation right liability	0	0	(725)	(564)
Other income (expense)	5	0	(35)	0
Total other income (expense), net	4,611	2,192	11,775	6,588
Net loss	$ (38,797)	$ (19,687)	$ (134,044)	$ (74,275)
Net loss per share attributable to common stockholders, basic	$ (0.49)	$ (1,075.56)	$ (4.3)	$ (5,756.41)
Net loss per share attributable to common stockholders, diluted	$ (0.49)	$ (1,075.56)	$ (4.3)	$ (5,756.41)
Weighted-average number of shares used in computing net loss per share attributable to common stockholders, basic	79,987,399	18,304	31,144,775	12,903
Weighted-average number of shares used in computing net loss per share attributable to common stockholders, diluted	79,987,399	18,304	31,144,775	12,903